NET INCOME PER SHARE (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽) ₽ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 RUB (₽) ₽ / shares shares	Dec. 31, 2018 RUB (₽) ₽ / shares shares
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	208,387	208,387	4,305,674	3,016,826
Net income, allocated for basic	₽ 25,512	$ 345.3	₽ 12,826	₽ 45,984
Weighted average ordinary shares outstanding-basic	340,764,574	340,764,574	327,127,314	326,667,118
Dilutive effect of:
Weighted average ordinary shares outstanding-diluted	353,382,841	353,382,841	335,428,137	335,162,062
Net income per share attributable to ordinary shareholders:
Basic | (per share)	₽ 74.87	$ 1.01	₽ 39.21	₽ 140.77
Diluted | (per share)	₽ 72.03	$ 0.98	₽ 38.21	₽ 137.20
Class A
NET INCOME PER SHARE
Net income, allocated for basic	₽ 22,811	$ 308.7	₽ 11,349	₽ 40,595
Reallocation of net income as a result of conversion of Class B to Class A shares	2,701	36.6	1,477	5,389
Dilution in Classifieds	(57)	(0.8)	(10)
Net income, allocated for diluted	₽ 25,455	$ 344.5	₽ 12,816	₽ 45,984
Weighted average ordinary shares outstanding-basic	304,679,612	304,679,612	289,468,245	288,380,711
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)	36,084,962	36,084,962	37,659,069	38,286,407
Share-Based Awards (in shares)	12,618,267	12,618,267	8,300,823	8,494,944
Weighted average ordinary shares outstanding-diluted	353,382,841	353,382,841	335,428,137	335,162,062
Net income per share attributable to ordinary shareholders:
Basic | (per share)	₽ 74.87	$ 1.01	₽ 39.21	₽ 140.77
Diluted | (per share)	₽ 72.03	$ 0.98	₽ 38.21	₽ 137.20
Class B
NET INCOME PER SHARE
Net income, allocated for basic	₽ 2,701	$ 36.6	₽ 1,477	₽ 5,389
Reallocation of net income to Class B shares	(103)	(1.4)	(38)	(136)
Net income, allocated for diluted	₽ 2,598	$ 35.2	₽ 1,439	₽ 5,253
Weighted average ordinary shares outstanding-basic	36,084,962	36,084,962	37,659,069	38,286,407
Dilutive effect of:
Share-Based Awards (in shares)				6,529
Weighted average ordinary shares outstanding-diluted	36,084,962	36,084,962	37,659,069	38,292,936
Net income per share attributable to ordinary shareholders:
Basic | (per share)	₽ 74.87	$ 1.01	₽ 39.21	₽ 140.77
Diluted | (per share)	₽ 72.03	$ 0.98	₽ 38.21	₽ 137.20